Fees Summary	Apr. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,786,160.00
Previously Paid Amount	0.00
Total Fee Amount	273.46
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 273.46
Narrative - Max Aggregate Offering Price	$ 1,786,160.00
Final Prospectus	true